Organization and Business Overview - Schedule of Group Reorganization and as at the Date of this Report (Details)	6 Months Ended
Jun. 30, 2025
Victory Hero Capital Limited (“Victory Hero”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A BVI company
Ownership	Wholly-owned by the Company
Principal activities	Investment holding
Victory Hero Capital Limited (“Victory Hero”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on August 14, 2024
Victory Hero Capital Limited (“Victory Hero”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Issued share capital of US$1
Wching Tech Ltd Co. Limited (“Wching HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Hong Kong company
Ownership	Wholly-owned by Victory Hero
Principal activities	Provision of customized software solutions, cloud-based software-as-
Wching Tech Ltd Co. Limited (“Wching HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on April 20, 2012
Principal activities	a-service (“SaaS”) services, and
Wching Tech Ltd Co. Limited (“Wching HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Issued share capital of HK$10,000
Principal activities	white-labelled software design and development services